LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 30, 2026

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
File Nos. 333-215588 and 811-23226
Wahed FTSE USA Shariah ETF (S000065986)
Wahed Dow Jones Islamic World ETF (S000074340)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated September 30, 2026, and filed electronically as Post-Effective Amendment No. 615 to the Funds’ Registration Statement on Form N-1A on September 25, 2026.

If you have any additional questions or require further information, please do not hesitate to contact me at (626) 914-7363 or elaine.richards@usbank.com.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Vice President and Secretary